Investments in Equity Investees (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of composition of equity investees

	June 30,	December 31,
	2023	2022

	(in US$’000)
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)	37,740	73,461
Other (note)	—	316
	37,740	73,777

Note: On April 13, 2023, the Group completed a transaction to sell its entire investment in a former equity investee to a third party.

Summarized balance sheets for equity investee SHPL

	June 30,	December 31,
	2023	2022

	(in US$’000)
Current assets	228,185	214,267
Non-current assets	74,950	80,062
Current liabilities	(163,222)	(147,952)
Non-current liabilities	(69,791)	(4,944)
Net assets	70,122	141,433

Summarized statements of operations for equity investee SHPL

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Revenue	235,271	212,413
Gross profit	175,750	165,208
Interest income	438	623
Finance cost (note (a))	(1,022)	—
Income before taxation	84,064	78,472
Income tax expense (note (b))	(13,840)	(11,209)
Net income (note (c))	70,224	67,263

Notes:

(a)	On January 31, 2023, SHPL declared dividends of US$146,974,000. Finance cost is from the accretion of the US$3,654,000 discount recorded on the dividends payable.
(b)	The main entity within SHPL group has been granted the High and New Technology Enterprise (“HNTE”) status (the latest renewal of this status covered the years from 2020 to 2022). This entity was eligible to use a preferential income tax rate of 15% for the year ended December 31, 2022 on this basis. The entity is in the process of applying to renew the HNTE status for another three years. Management considers that the renewal of HNTE status will be granted and the preferential income tax rate of 15% continues to be applicable for the six months ended June 30, 2023.
(c)	Net income is before elimination of unrealized profits on transactions with the Group. The amounts eliminated were approximately US$2,000 and US$80,000 for the six months ended June 30, 2023 and 2022 respectively.

Reconciliation of the summarized financial information presented to the carrying amount of investment in SHPL

	2023	2022

	(in US$’000)
Opening net assets as at January 1	141,433	145,741
Net income	70,224	67,263
Dividends declared	(146,974)	(45,385)
Discount on dividends payable	3,654	—
Other comprehensive income/(loss)	1,785	(8,544)
Closing net assets as at June 30	70,122	159,075
Group’s share of net assets	35,061	79,538
Goodwill	2,795	3,000
Elimination of unrealized profits on sales to SHPL	(116)	—
Carrying amount of investments as at June 30	37,740	82,538

Schedule of SHPL commitments

June 30,
2023
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,168